Income from securities and derivatives (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Income from securities and derivatives [Abstract]
Income from amounts recovered from reinsurer	R$ 1,615,108	R$ 1,471,738	R$ 745,614
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	1,284,794	1,100,971	660,585
Gains (losses) on financial assets at fair value through profit or loss	194,250	209,400	(58,754)
Interest revenue for financial assets measured at amortised cost	136,064	161,367	143,783
Income from Derivatives	(69,273)	33,883	(48,331)
Future dolar contracts	33,250	34,984	2,839
Hedge transactions	(2,445)	4,475	8,987
Futures contracts and swaps - b	(100,078)	(5,576)	(60,157)
Total of Income from securities and derivatives	R$ 1,545,835	R$ 1,505,621	R$ 697,283